Critical accounting estimates and judgements (Details)	12 Months Ended
Dec. 31, 2023
Critical accounting estimates and judgements
Refund of sales taxes	100.00%
Sales tax receivable	100.00%
Canada
Critical accounting estimates and judgements
Period of sales tax receivable balance	12 months
USA
Critical accounting estimates and judgements
Period of sales tax receivable balance	12 months
Mexico
Critical accounting estimates and judgements
Period of sales tax receivable balance	36 months